Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 4,913	[1]	$ 6,809	[1]
Pension Plans Defined Benefit [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	1,444	[1],[2],[3]	3,275	[1],[2],[4]
Deferred Income Taxes [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	1,835	[1],[2]	1,627	[1],[2]
Utility Retained Generation [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	503	[1],[5]	552	[1],[5]
Environmental Compliance Costs [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	628	[1],[2],[6],[7],[8]	604	[1],[2],[6],[7],[8]
Price Risk Management [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	106	[1],[2],[6],[7],[8]	210	[1],[2],[6],[7],[8],[9]
Electromechanical meters [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	135	[1],[10]	194	[1],[10]
Unamortized Loss, Net Of Gain, On Reacquired Debt [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	135	[1],[2],[8],[9]	141	[1],[2],[8],[9]
Other Regulatory Assets ( Liabilities) [Member]
Regulatory Assets [Line Items]
Total long-term regulatory assets	$ 127	[1]	$ 206	[1]

[1]	The Utility expects to continuously recover pension benefits.
[2]	Represents the cumulative differences between amounts recognized for ratemaking purposes and amounts recognized in accordance with GAAP and also includes amounts that otherwise would be recorded to accumulated other comprehensive loss in the Consolidated Balance Sheets. (See Note 11 below.)
[3]	PG&E Corporation's accumulated benefit obligation was $12,659 million and $13,778 million at December 31, 2013 and 2012, respectively.
[4]	Represents amounts before deducting $313 million and $240 million at December 31, 2013 and 2012, respectively, primarily related to deferred taxes on appreciation of investment value.
[5]	In connection with the settlement agreement entered into among PG&E Corporation, the Utility, and the CPUC in 2003 to resolve the Utility?s proceeding under Chapter 11, the CPUC authorized the Utility to recover $1.2 billion of costs related to the Utility?s retained generation assets. The individual components of these regulatory assets are being amortized over the respective lives of the underlying generation facilities, consistent with the period over which the related revenues are recognized.
[6]	Amounts shown are for the combined positions of the electric fuels and core gas supply portfolios.
[7]	Million British Thermal Units.
[8]	Amounts shown reflect the total gross derivative volumes by commodity type that are expected to settle in each period.
[9]	Derivatives in this category expire between 2019 and 2022.
[10]	Represents the expected future recovery of the net book value of electromechanical meters that were replaced with SmartMeter? devices.